Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
1
Consolidated Schedule of Investments | March 31, 2026
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par Amount/
Units/
Ownership
(3)
Cost
(4)
Fair
Value
First Lien Debt - non-controlled/non-affiliated - 14.5%
Commercial Services & Supplies - 5.6%
Ground Penetrating Radar Systems LLC, Delayed
Draw Term Loan
(5)(6)(7)(8)
SOFR +  4.50% 8.20% 01/02/2032 05/09/2025 $ 140 $ 139 $ 140
Ground Penetrating Radar Systems LLC,
Revolver
(5)(6)(7)(8)
SOFR +  4.50% 8.20% 01/02/2032 05/09/2025 30 30 30
Ground Penetrating Radar Systems LLC, Term
Loan
(5)(7)(8)
SOFR +  4.50% 8.20% 01/02/2032 05/09/2025 5,749 5,708 5,749
Jupiter Purchaser LLC, Term Loan
(5)(7)(8)(9)
SOFR +  5.00% 8.70% (incl.
2.75% PIK)
11/08/2031 05/09/2025 6,204 6,144 6,197
Langan Midco LLC, Term Loan
(5)(7)(10)
SOFR +  4.75% 8.42% 01/16/2029 10/31/2025 12,557 12,494 12,542
Scutum SA, Delayed Draw Term Loan
(5)(6)(7)(11)
E +  5.00% 7.13% 07/23/2032 12/03/2025 597 EUR 684 644
Scutum SA, Term Loan
(5)(7)(11)
E +  5.00% 7.13% 07/23/2032 12/03/2025 8,536 EUR 9,782 9,687
Veregy Consolidated, Inc., Term Loan
(5)(7)(8)
SOFR +  4.25% 7.92% 04/16/2031 10/31/2025 $ 3,983 3,963 3,980
38,944 38,969
Construction & Engineering - 2.0%
Saber Power Services LLC, Term Loan
(5)(7)(8)
SOFR +  5.00% 8.80% 10/21/2031 10/21/2025 13,812 13,792 13,811
Professional Services - 2.1%
Teneo Holdings LLC, Delayed Draw Term Loan
(5)
(6)(7)(12)
SOFR +  4.75% 8.43% 07/31/2032 01/09/2026 519 514 519
Teneo Holdings LLC, Revolver
(5)(6)(7)(12)
SOFR +  4.75% 8.42% 07/31/2030 01/09/2026 195 193 195
Teneo Holdings LLC, Term Loan
(5)(7)(12)
SOFR +  4.75% 8.42% 07/31/2032 01/09/2026 14,206 14,064 14,206
14,771 14,920
Real Estate Management & Development - 1.1%
Odevo AB, Delayed Draw Term Loan
(5)(7)(11)
E +  5.25% 7.22% 12/31/2030 05/09/2025 1,759 EUR 2,034 2,026
Odevo AB, Delayed Draw Term Loan
(5)(7)(11)
SOFR +  5.25% 8.96% 12/31/2030 05/09/2025 $ 1,030 1,029 1,030
Odevo AB, Delayed Draw Term Loan
(5)(7)(11)
S +  5.25% 9.22% 12/31/2030 05/09/2025 372 GBP 504 490
Odevo AB, Term Loan
(5)(7)(11)
ST +  5.25% 7.21% 12/31/2030 05/09/2025 5,835 SEK 607 613
Odevo AB, Term Loan
(5)(7)(11)
E +  5.25% 7.36% 12/31/2030 05/09/2025 30 EUR 34 35
Odevo AB, Term Loan
(5)(7)(11)
SOFR +  5.25% 8.96% 12/31/2030 05/09/2025 $ 3,366 3,366 3,366
Odevo AB, Term Loan
(5)(7)(11)
S +  5.25% 9.22% 12/31/2030 05/09/2025 26 GBP 35 34
7,609 7,594
Software - 3.7%
Denali Bidco Ltd., Term Loan
(5)(7)(11)
E +  5.00% 7.13% 09/05/2031 09/05/2025 84 EUR 99 96
Denali Bidco Ltd., Term Loan
(5)(7)(11)
S +  5.00% 8.73% 09/05/2031 09/05/2025 39 GBP 52 50
Dropbox, Inc., Delayed Draw Term Loan
(5)(7)(8)(13)
SOFR +  4.50% 8.18% 09/09/2030 05/09/2025 $ 2,916 2,905 2,887
Dropbox, Inc., Term Loan
(5)(7)(8)(13)
SOFR +  4.50% 8.17% 12/11/2029 05/09/2025 7,459 7,407 7,385
IRI Group Holdings, Inc., Term Loan
(5)(7)(8)
SOFR +  4.25% 7.95% 12/01/2029 05/09/2025 3,657 3,657 3,657
Optus 1011. GmbH, Delayed Draw Term Loan
(5)
(7)(11)
E +  4.50% 6.64% 03/24/2032 05/09/2025 793 EUR 906 905
Optus 1011. GmbH, Term Loan
(5)(7)(11)
E +  4.50% 6.64% 03/24/2032 05/09/2025 9,423 EUR 10,662 10,749
25,688 25,729
Transportation Infrastructure - 0.0%
(14)
Enstructure LLC, Term Loan
(5)(7)(12)
SOFR +  4.50% 8.18% 08/15/2032 08/15/2025 $ 196 196 195
TOTAL FIRST LIEN DEBT - NON-CONTROLLED/NON-AFFILIATED $ 101,000 $ 101,218
Second Lien Debt - non-controlled/non-affiliated - 5.0%
Software - 2.2%
Denali Holdco Ltd., Term Loan
(5)(7)(9)
9.80% PIK 09/05/2032 09/05/2025 8,204 EUR 9,538 9,310
Denali Holdco Ltd., Term Loan
(5)(7)(9)
11.20% PIK 09/05/2032 09/05/2025 4,760 GBP 6,374 6,183
15,912 15,493
Trading Companies & Distributors - 2.8%
BCPE Empire Holdings, Inc., Term Loan
(5)(7)(10)
SOFR +  5.25% 8.92% 12/31/2031 10/03/2025 $ 20,000 19,725 19,700
TOTAL SECOND LIEN DEBT - NON-CONTROLLED/NON-AFFILIATED $ 35,637 $ 35,193
Subordinate & Other Debt - non-controlled/non-affiliated - 10.0%
Banks - 0.4%
Clocktower Intermediate Lender LP, Revolver
(5)
(6)(7)(11)
SOFR +  8.75% 12.26% 01/31/2033 01/29/2026 2,669 2,588 2,567

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
2
www.bmacx.com
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par Amount/
Units/
Ownership
(3)
Cost
(4)
Fair
Value
Subordinate & Other Debt - non-controlled/non-affiliated - 10.0% (continued)
Capital Markets - 4.2%
Lloyds Bank plc, Credit-Linked Note
(5)(7)(11)
S +  5.25% 8.98% 02/18/2035 01/23/2026 22,492 GBP 30,248 $ 29,461
Financial Services - 2.6%
Auxilior Capital Partners, Inc., Delayed Draw
Term Loan
(5)(7)
9.50% 07/01/2030 08/22/2025 $ 17,857 $ 17,857 17,857
Real Estate Management & Development - 2.8%
Nightingale 2026-1 Limited, Credit-Linked Note
(5)
(7)(11)
S +  7.00% 10.73% 10/30/2035 03/25/2026 15,000 GBP 20,057 19,781
TOTAL SUBORDINATE & OTHER DEBT - NON-CONTROLLED/NON-AFFILIATED $ 70,750 $ 69,666
Corporate Bonds - non-controlled/non-affiliated - 11.5%
Aerospace & Defense - 0.1%
Bombardier, Inc.
(7)
7.45% 05/01/2034 12/19/2025 $ 89 100 96
BWX Technologies, Inc.
(7)(15)
4.13% 04/15/2029 12/19/2025 270 264 260
TransDigm, Inc.
(7)
6.63% 03/01/2032 03/17/2026 120 123 123
TransDigm, Inc.
(7)(15)
6.13% 07/31/2034 02/10/2026 44 44 43
531 522
Air Freight & Logistics - 0.1%
Clue Opco LLC
(7)
9.50% 10/15/2031 03/05/2026 30 31 29
JetBlue Airways Corp. / JetBlue Loyalty LP
(7)(15)
9.88% 09/20/2031 12/12/2025 590 598 559
629 588
Automobile Components - 0.1%
Cooper-Standard Automotive, Inc.
(7)(15)
9.25% 03/01/2031 02/20/2026 319 320 300
Cyprium Corp. / Cyprium Holdings Luxembourg
SARL
(7)
6.13% 04/15/2031 03/04/2026 40 40 39
Cyprium Corp. / Cyprium Holdings Luxembourg
SARL
(7)
6.38% 04/15/2034 03/04/2026 48 48 47
Tenneco, Inc.
(7)
8.00% 11/17/2028 12/12/2025 150 150 150
The Goodyear Tire & Rubber Co.
(15)
5.00% 07/15/2029 12/19/2025 300 294 284
852 820
Automobiles - 0.1%
Nissan Motor Acceptance Co. LLC
(7)(15)
7.05% 09/15/2028 12/12/2025 530 546 539
Nissan Motor Co. Ltd.
(7)(15)
4.81% 09/17/2030 12/12/2025 50 47 45
ZF North America Capital, Inc.
(7)(15)
7.50% 03/24/2031 12/19/2025 150 154 148
ZF North America Capital, Inc.
(7)(15)
6.88% 04/23/2032 12/12/2025 100 97 95
844 827
Biotechnology - 0.0%
(14)
Emergent BioSolutions, Inc.
(7)(15)
3.88% 08/15/2028 12/12/2025 270 240 228
Broadline Retail - 0.1%
Kohl's Corp.
(15)
5.55% 07/17/2045 12/12/2025 100 66 57
Macy's Retail Holdings LLC
(7)(15)
7.38% 08/01/2033 12/12/2025 140 148 143
Nordstrom, Inc.
(15)
4.38% 04/01/2030 12/12/2025 80 75 75
Nordstrom, Inc. 4.25% 08/01/2031 12/19/2025 20 19 18
Nordstrom, Inc. 5.00% 01/15/2044 12/12/2025 70 53 47
Rakuten Group, Inc.
(7)(15)
9.75% 04/15/2029 12/12/2025 100 111 107
472 447
Capital Markets - 0.1%
Aretec Group, Inc.
(7)
10.00% 08/15/2030 12/19/2025 80 86 85
Focus Financial Partners LLC
(7)
6.75% 09/15/2031 03/04/2026 110 110 109
Jane Street Group LLC / JSG Finance, Inc.
(7)
7.13% 04/30/2031 03/05/2026 40 42 41
Jane Street Group LLC / JSG Finance, Inc.
(7)(15)
6.13% 11/01/2032 12/12/2025 170 173 168
Jane Street Group LLC / JSG Finance, Inc.
(7)(15)
6.75% 05/01/2033 03/05/2026 100 103 102
Jefferies Finance LLC / JFIN Co-Issuer Corp.
(7)(15)
6.63% 10/15/2031 02/04/2026 129 127 123
Osaic Holdings, Inc.
(7)
6.75% 08/01/2032 02/11/2026 140 142 140
Stonex Escrow Issuer LLC
(7)
6.88% 07/15/2032 02/05/2026 144 150 146
933 914
Chemicals - 0.3%
Celanese US Holdings LLC
(15)
6.50% 04/15/2030 12/12/2025 150 151 153
Celanese US Holdings LLC 7.00% 02/15/2031 03/16/2026 82 84 84

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
3
Consolidated Schedule of Investments | March 31, 2026
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par Amount/
Units/
Ownership
(3)
Cost
(4)
Fair
Value
Corporate Bonds - non-controlled/non-affiliated - 11.5% (continued)
Chemicals - 0.3% (continued)
Celanese US Holdings LLC
(15)
7.38% 02/15/2034 03/05/2026 $ 194 $ 199 $ 199
CVR Partners LP / CVR Nitrogen Finance Corp.
(7)
(15)
6.13% 06/15/2028 03/05/2026 340 341 339
Huntsman International LLC 4.50% 05/01/2029 03/05/2026 10 10 9
Huntsman International LLC
(15)
5.70% 10/15/2034 01/23/2026 120 112 111
Nufarm Australia Ltd. / Nufarm Americas, Inc.
(7)
5.00% 01/27/2030 12/12/2025 67 62 60
Olin Corp.
(7)(15)
6.63% 04/01/2033 02/05/2026 350 345 343
The Chemours Co.
(7)(15)
8.00% 01/15/2033 01/12/2026 500 510 503
The Chemours Co.
(7)(15)
7.88% 03/15/2034 02/26/2026 619 608 620
2,422 2,421
Commercial Services & Supplies - 0.4%
ACCO Brands Corp.
(7)(15)
4.25% 03/15/2029 12/12/2025 350 325 313
Cimpress plc
(7)(15)
7.38% 09/15/2032 12/19/2025 330 335 327
Deluxe Corp.
(7)(15)
8.00% 06/01/2029 12/12/2025 596 604 600
Garda World Security Corp.
(7)(15)
6.50% 01/15/2031 12/12/2025 100 102 101
GFL Environmental, Inc.
(7)(15)
4.38% 08/15/2029 03/05/2026 800 788 779
Pitney Bowes, Inc.
(7)(15)
7.25% 03/15/2029 02/25/2026 419 419 420
R.R. Donnelley & Sons Co.
(7)
9.50% 08/01/2029 12/12/2025 60 62 61
2,635 2,601
Communications Equipment - 0.0%
(14)
ATP Tower Holdings LLC / Andean Telecom
Partners Chile SpA / Andean Tower Partners
Colombia SAS
(7)
7.88% 02/03/2030 12/12/2025 80 83 81
Ciena Corp.
(7)
4.00% 01/31/2030 12/12/2025 22 21 21
Viavi Solutions, Inc.
(7)(15)
3.75% 10/01/2029 12/12/2025 130 124 122
228 224
Construction & Engineering - 0.0%
(14)
Dycom Industries, Inc.
(7)(15)
4.50% 04/15/2029 12/19/2025 310 306 301
Williams Scotsman, Inc.
(7)
6.63% 04/15/2030 12/12/2025 20 21 20
327 321
Construction Materials - 0.0%
(14)
Smyrna Ready Mix Concrete LLC
(7)
8.88% 11/15/2031 12/12/2025 150 155 155
Star Holding LLC
(7)
8.75% 08/01/2031 12/12/2025 70 70 71
225 226
Consumer Finance - 0.7%
Ally Financial, Inc.
(15)
6.70% 02/14/2033 12/12/2025 330 346 333
Azorra Finance Ltd.
(7)
6.25% 02/15/2034 03/17/2026 130 125 121
Bread Financial Holdings, Inc.
(7)(15)
6.75% 05/15/2031 12/12/2025 300 310 298
Credit Acceptance Corp.
(7)(15)
6.63% 03/15/2030 12/12/2025 425 425 416
Enova International, Inc.
(7)(15)
9.13% 08/01/2029 12/12/2025 580 610 594
FirstCash, Inc.
(7)
4.63% 09/01/2028 03/03/2026 12 12 12
FirstCash, Inc.
(7)(15)
6.88% 03/01/2032 03/04/2026 940 964 959
Navient Corp.
(15)
5.50% 03/15/2029 12/12/2025 60 59 55
Navient Corp.
(15)
7.88% 06/15/2032 12/12/2025 320 333 286
OneMain Finance Corp. 6.75% 03/15/2032 12/12/2025 20 20 19
OneMain Finance Corp.
(15)
7.13% 09/15/2032 12/19/2025 320 332 316
OneMain Finance Corp.
(15)
6.75% 09/15/2033 12/12/2025 240 242 230
PRA Group, Inc.
(7)
5.00% 10/01/2029 12/19/2025 30 28 28
PRA Group, Inc.
(7)
8.88% 01/31/2030 03/04/2026 215 220 217
PROG Holdings, Inc.
(7)(15)
6.00% 11/15/2029 12/12/2025 380 375 361
Synchrony Financial
(15)
7.25% 02/02/2033 12/12/2025 360 381 368
4,782 4,613
Consumer Staples Distribution & Retail - 0.0%
(14)
US Foods, Inc.
(7)
4.75% 02/15/2029 03/09/2026 27 27 27
Containers & Packaging - 0.1%
Cascades, Inc. / Cascades USA, Inc.
(7)(15)
6.75% 07/15/2030 12/12/2025 330 342 333
Clydesdale Acquisition Holdings, Inc.
(7)
6.63% 04/15/2029 03/26/2026 150 147 147

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
4
www.bmacx.com
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par Amount/
Units/
Ownership
(3)
Cost
(4)
Fair
Value
Corporate Bonds - non-controlled/non-affiliated - 11.5% (continued)
Containers & Packaging - 0.1% (continued)
OI European Group BV
(7)(15)
4.75% 02/15/2030 12/19/2025 $ 380 $ 369 $ 355
Owens-Brockway Glass Container, Inc.
(7)(15)
7.25% 05/15/2031 12/12/2025 120 122 115
Owens-Brockway Glass Container, Inc.
(7)
7.38% 06/01/2032 12/19/2025 30 31 29
1,011 979
Diversified Consumer Services - 0.0%
(14)
Carriage Services, Inc.
(7)(15)
4.25% 05/15/2029 12/12/2025 130 125 123
Service Corp. International 3.38% 08/15/2030 12/12/2025 68 64 63
189 186
Diversified REITs - 0.1%
Service Properties Trust
(15)
3.95% 01/15/2028 03/05/2026 220 210 211
Service Properties Trust 4.95% 10/01/2029 02/12/2026 16 15 14
Service Properties Trust
(15)
8.88% 06/15/2032 02/27/2026 570 565 566
790 791
Diversified Telecommunication Services - 0.3%
Directv Financing LLC / Directv Financing Co-
Obligor, Inc.
(7)(15)
10.00% 02/15/2031 12/12/2025 330 337 337
Iliad Holding SAS
(7)
7.00% 04/15/2032 12/12/2025 20 21 20
Viasat, Inc.
(7)
6.50% 07/15/2028 03/02/2026 12 12 12
Viasat, Inc.
(7)(15)
7.50% 05/30/2031 12/12/2025 1,080 1,071 1,068
Virgin Media Secured Finance plc
(7)(15)
4.50% 08/15/2030 02/09/2026 181 167 161
VMED O2 UK Financing I plc
(7)(15)
7.75% 04/15/2032 02/19/2026 210 212 201
VMED O2 UK Financing I plc
(7)
6.75% 01/15/2033 02/25/2026 40 37 36
VZ Secured Financing BV
(7)
7.50% 01/15/2033 03/05/2026 90 89 85
Ziggo BV
(7)(15)
4.88% 01/15/2030 12/12/2025 110 105 103
2,051 2,023
Electrical Equipment - 0.0%
(14)
Albion Financing 1 SARL / Aggreko Holdings,
Inc.
(7)
7.00% 05/21/2030 12/12/2025 60 63 61
Electronic Equipment, Instruments & Components - 0.1%
TTM Technologies, Inc.
(7)(15)
4.00% 03/01/2029 12/12/2025 310 301 298
VM Consolidated, Inc.
(7)
5.50% 04/15/2029 02/20/2026 80 79 77
380 375
Energy Equipment & Services - 0.4%
Kodiak Gas Services LLC
(7)
5.88% 04/01/2031 03/11/2026 107 107 108
Nabors Industries, Inc.
(7)(15)
8.88% 08/15/2031 12/12/2025 450 444 469
Nabors Industries, Inc.
(7)(15)
7.63% 11/15/2032 03/05/2026 320 329 328
Precision Drilling Corp.
(7)(15)
6.88% 01/15/2029 12/12/2025 107 108 108
Tidewater, Inc.
(7)(15)
9.13% 07/15/2030 12/12/2025 410 439 437
Transocean International Ltd.
(7)(15)
8.25% 05/15/2029 12/12/2025 340 339 351
Transocean International Ltd.
(15)
7.50% 04/15/2031 03/05/2026 330 341 338
Transocean International Ltd.
(7)(15)
8.50% 05/15/2031 12/12/2025 90 91 94
Viridien
(7)(15)
10.00% 10/15/2030 12/12/2025 250 267 266
2,465 2,499
Entertainment - 0.1%
Discovery Global Holdings, Inc.
(15)
4.28% 03/15/2032 12/12/2025 612 549 542
OAK-Eagle Acquireco, Inc.
(7)
7.25% 07/01/2033 03/24/2026 75 75 78
624 620
Financial Services - 0.3%
Burford Capital Global Finance LLC
(7)
9.25% 07/01/2031 12/19/2025 90 92 81
Burford Capital Global Finance LLC
(7)
8.50% 01/15/2034 02/18/2026 10 10 9
CrossCountry Intermediate HoldCo LLC
(7)(15)
6.50% 10/01/2030 03/05/2026 100 100 96
CrossCountry Intermediate HoldCo LLC
(7)
6.75% 12/01/2032 03/05/2026 30 29 28
Encore Capital Group, Inc.
(7)(15)
6.63% 04/15/2031 12/12/2025 708 716 705
Freedom Mortgage Corp.
(7)
12.25% 10/01/2030 03/25/2026 30 32 33
Freedom Mortgage Holdings LLC
(7)
8.38% 04/01/2032 12/12/2025 40 42 39
Freedom Mortgage Holdings LLC
(7)(15)
7.88% 04/01/2033 02/04/2026 190 190 178
Jefferson Capital Holdings LLC
(7)(15)
8.25% 05/15/2030 12/12/2025 100 105 104

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
5
Consolidated Schedule of Investments | March 31, 2026
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par Amount/
Units/
Ownership
(3)
Cost
(4)
Fair
Value
Corporate Bonds - non-controlled/non-affiliated - 11.5% (continued)
Financial Services - 0.3% (continued)
PennyMac Financial Services, Inc.
(7)
7.88% 12/15/2029 03/24/2026 $ 130 $ 133 $ 133
Rfna LP
(7)
7.88% 02/15/2030 12/19/2025 20 20 19
TrueNoord Capital DAC
(7)
8.75% 03/01/2030 12/12/2025 80 84 82
United Wholesale Mortgage LLC
(7)(15)
5.50% 04/15/2029 12/12/2025 120 118 113
Velocity Commercial Capital LLC
(7)
9.38% 02/15/2031 01/28/2026 100 102 100
VFH Parent LLC / Valor Co-Issuer, Inc.
(7)
7.50% 06/15/2031 12/19/2025 40 42 41
1,815 1,761
Food Products - 0.1%
B&G Foods, Inc.
(7)(15)
8.00% 09/15/2028 12/12/2025 820 804 808
Post Holdings, Inc.
(7)(15)
4.50% 09/15/2031 12/12/2025 100 95 93
Post Holdings, Inc.
(7)
6.50% 03/15/2036 03/17/2026 70 70 69
969 970
Gas Utilities - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
(7)
(15)
9.50% 06/01/2030 12/12/2025 60 64 64
Suburban Propane Partners LP / Suburban Energy
Finance Corp.
(7)(15)
5.00% 06/01/2031 12/12/2025 390 374 367
Suburban Propane Partners LP / Suburban Energy
Finance Corp.
(7)(15)
6.50% 12/15/2035 03/05/2026 240 239 233
Superior Plus LP / Superior General Partner, Inc.
(7)
(15)
4.50% 03/15/2029 12/12/2025 380 368 364
Venture Global Plaquemines LNG LLC
(7)
7.50% 05/01/2033 12/19/2025 70 75 77
Venture Global Plaquemines LNG LLC
(7)
6.50% 01/15/2034 12/12/2025 20 20 21
Venture Global Plaquemines LNG LLC
(7)
6.75% 01/15/2036 12/19/2025 70 71 74
1,211 1,200
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
(7)
8.25% 01/15/2030 12/12/2025 7 7 7
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
(7)
8.38% 06/15/2032 03/27/2026 119 117 118
RXO, Inc.
(7)(15)
6.38% 05/15/2031 02/11/2026 247 244 238
368 363
Health Care Providers & Services - 0.3%
AdaptHealth LLC
(7)
4.63% 08/01/2029 03/05/2026 70 67 67
AdaptHealth LLC
(7)(15)
5.13% 03/01/2030 12/12/2025 70 68 67
AMN Healthcare, Inc.
(7)(15)
4.00% 04/15/2029 03/05/2026 410 391 387
CHS / Community Health Systems, Inc.
(7)(15)
6.13% 04/01/2030 12/12/2025 460 391 400
Davita, Inc.
(7)(15)
4.63% 06/01/2030 03/05/2026 550 537 529
Davita, Inc.
(7)
6.88% 09/01/2032 02/27/2026 20 21 20
Encompass Health Corp.
(15)
4.50% 02/01/2028 12/12/2025 170 170 169
Prime Healthcare Services, Inc.
(7)
9.38% 09/01/2029 12/12/2025 130 136 135
Select Medical Corp.
(7)
6.25% 12/01/2032 12/12/2025 20 20 19
1,801 1,793
Health Care REITs - 0.2%
Diversified Healthcare Trust
(15)
4.75% 02/15/2028 12/12/2025 420 407 404
Diversified Healthcare Trust
(15)
4.38% 03/01/2031 12/19/2025 480 435 427
MPT Operating Partnership LP / MPT Finance
Corp.
(15)
4.63% 08/01/2029 12/12/2025 1,140 968 888
MPT Operating Partnership LP / MPT Finance
Corp.
3.50% 03/15/2031 02/17/2026 10 7 7
1,817 1,726
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance, Inc.
(7)
4.38% 01/15/2028 03/23/2026 133 131 131
Great Canadian Gaming Corp. / Raptor LLC
(7)
8.75% 11/15/2029 12/12/2025 80 81 78
Hilton Domestic Operating Co., Inc.
(7)(15)
3.75% 05/01/2029 12/12/2025 700 683 670
Hilton Domestic Operating Co., Inc.
(7)(15)
4.00% 05/01/2031 12/12/2025 73 70 69

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
6
www.bmacx.com
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par Amount/
Units/
Ownership
(3)
Cost
(4)
Fair
Value
Corporate Bonds - non-controlled/non-affiliated - 11.5% (continued)
Hotels, Restaurants & Leisure - 0.3% (continued)
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower, Inc.
(7)(15)
5.00% 06/01/2029 12/12/2025 $ 630 $ 611 $ 599
Station Casinos LLC
(7)
6.63% 03/15/2032 12/19/2025 40 41 40
Voyager Parent LLC
(7)(15)
9.25% 07/01/2032 12/12/2025 140 149 146
1,766 1,733
Household Durables - 0.4%
Beazer Homes USA, Inc.
(7)(15)
7.50% 03/15/2031 12/12/2025 367 374 361
Brookfield Residential Properties, Inc. / Brookfield
Residential US LLC
(7)
4.88% 02/15/2030 12/12/2025 130 122 119
Century Communities, Inc.
(7)(15)
3.88% 08/15/2029 02/20/2026 274 262 257
LGI Homes, Inc.
(7)(15)
7.00% 11/15/2032 01/12/2026 215 214 200
Mattamy Group Corp.
(7)
6.00% 12/15/2033 02/19/2026 110 108 103
Risewell Homes, Inc.
(7)
8.50% 11/01/2030 12/12/2025 90 93 88
Somnigroup International, Inc.
(7)(15)
4.00% 04/15/2029 12/12/2025 990 959 953
Taylor Morrison Communities, Inc.
(7)(15)
5.75% 01/15/2028 12/19/2025 490 498 492
Weekley Homes LLC / Weekley Finance Corp.
(7)
6.75% 01/15/2034 01/27/2026 98 97 94
Whirlpool Corp. 6.13% 06/15/2030 02/05/2026 10 10 10
Whirlpool Corp. 5.50% 03/01/2033 02/04/2026 10 9 9
Whirlpool Corp. 6.50% 06/15/2033 12/12/2025 42 42 40
2,788 2,726
Household Products - 0.0%
(14)
Central Garden & Pet Co.
(15)
4.13% 10/15/2030 03/17/2026 120 114 113
Independent Power and Renewable Electricity Producers - 0.0%
(14)
California Buyer Ltd. / Atlantica Sustainable
Infrastructure plc
(7)
6.38% 02/15/2032 12/12/2025 20 20 19
TerraForm Power Operating LLC
(7)
4.75% 01/15/2030 12/12/2025 10 10 10
30 29
Industrial Conglomerates - 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp.
(15)
9.75% 01/15/2029 12/12/2025 470 471 462
Icahn Enterprises LP / Icahn Enterprises Finance
Corp.
(15)
4.38% 02/01/2029 12/12/2025 380 331 325
Icahn Enterprises LP / Icahn Enterprises Finance
Corp.
9.00% 06/15/2030 01/16/2026 20 20 19
822 806
Insurance - 0.1%
Acrisure LLC / Acrisure Finance, Inc.
(7)
7.50% 11/06/2030 02/25/2026 152 155 153
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
(7)(15)
7.00% 01/15/2031 03/05/2026 370 375 373
APH Somerset Investor 2 LLC / APH2 Somerset
Investor 2 LLC / APH3 Somerset Investor
2 LLC
(7)
7.88% 11/01/2029 12/12/2025 100 98 91
HUB International Ltd.
(7)
7.25% 06/15/2030 03/05/2026 200 206 205
Jones Deslauriers Insurance Management, Inc.
(7)
8.50% 03/15/2030 12/12/2025 110 114 112
The Nassau Cos. of New York
(7)
7.88% 07/15/2030 12/12/2025 80 76 73
1,024 1,007
Interactive Media & Services - 0.0%
(14)
ANGI Group LLC
(7)(15)
3.88% 08/15/2028 12/12/2025 72 67 64
Dotdash Meredith, Inc.
(7)
7.63% 06/15/2032 12/12/2025 80 74 74
ZoomInfo Technologies LLC / ZoomInfo Finance
Corp.
(7)
3.88% 02/01/2029 12/19/2025 10 10 8
151 146
IT Services - 0.2%
APLD ComputeCo LLC
(7)
9.25% 12/15/2030 12/12/2025 160 160 165
Asurion LLC and Asurion Co-Issuer, Inc.
(7)(15)
8.00% 12/31/2032 12/19/2025 340 358 353
Cipher Compute LLC
(7)(15)
7.13% 11/15/2030 12/12/2025 70 71 73
Sabre GLBL, Inc.
(7)
11.13% 07/15/2030 03/05/2026 80 71 68

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
7
Consolidated Schedule of Investments | March 31, 2026
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par Amount/
Units/
Ownership
(3)
Cost
(4)
Fair
Value
Corporate Bonds - non-controlled/non-affiliated - 11.5% (continued)
IT Services - 0.2% (continued)
Twilio, Inc.
(15)
3.63% 03/15/2029 12/18/2025 $ 620 $ 600 $ 593
1,260 1,252
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
(7)(15)
4.25% 05/01/2028 12/19/2025 140 139 137
Charles River Laboratories International, Inc.
(7)(15)
3.75% 03/15/2029 12/12/2025 800 771 758
Star Parent, Inc.
(7)
9.00% 10/01/2030 02/05/2026 100 103 104
1,013 999
Machinery - 0.1%
ESAB Corp.
(7)(15)
6.25% 04/15/2029 12/12/2025 230 236 234
JB Poindexter & Co., Inc.
(7)
8.75% 12/15/2031 12/12/2025 100 104 101
Mueller Water Products, Inc.
(7)(15)
4.00% 06/15/2029 12/12/2025 150 147 145
Park-Ohio Industries, Inc.
(7)(15)
8.50% 08/01/2030 12/12/2025 220 227 226
Wabash National Corp.
(7)(15)
4.50% 10/15/2028 12/12/2025 250 232 219
946 925
Marine Transportation - 0.1%
Danaos Corp.
(7)(15)
6.88% 10/15/2032 12/12/2025 310 320 315
DCLI Bidco LLC
(7)
7.75% 11/15/2029 12/12/2025 80 82 81
Stena International SA
(7)
7.25% 01/15/2031 12/12/2025 60 61 61
463 457
Media - 0.3%
AMC Networks, Inc.
(7)(15)
10.50% 07/15/2032 12/12/2025 480 499 474
Cable One, Inc.
(7)(15)
4.00% 11/15/2030 03/05/2026 240 181 167
CCO Holdings LLC / CCO Holdings Capital
Corp.
(7)
5.38% 06/01/2029 02/12/2026 80 80 79
CCO Holdings LLC / CCO Holdings Capital
Corp.
(7)
7.38% 02/01/2036 02/11/2026 56 57 56
EchoStar Corp. 10.75% 11/30/2029 12/19/2025 180 196 195
Gray Media, Inc.
(7)(15)
4.75% 10/15/2030 12/12/2025 240 190 185
Gray Media, Inc.
(7)(15)
5.38% 11/15/2031 12/12/2025 510 399 379
iHeartCommunications, Inc.
(7)(15)
10.88% 05/01/2030 12/12/2025 127 95 82
McGraw-Hill Education, Inc.
(7)
7.38% 09/01/2031 03/05/2026 20 21 20
Sinclair Television Group, Inc.
(7)(15)
5.50% 03/01/2030 12/12/2025 120 107 104
Stagwell Global LLC
(7)(15)
5.63% 08/15/2029 12/12/2025 336 322 320
Univision Communications, Inc.
(7)(15)
8.50% 07/31/2031 03/05/2026 50 51 50
Univision Communications, Inc.
(7)(15)
9.38% 08/01/2032 12/12/2025 270 286 279
2,484 2,390
Metals & Mining - 0.2%
Cleveland-Cliffs, Inc.
(7)
7.00% 03/15/2032 12/19/2025 50 51 48
Compass Minerals International, Inc.
(7)(15)
8.00% 07/01/2030 12/19/2025 180 188 186
Genesis Energy LP / Genesis Energy Finance Corp. 6.75% 03/15/2034 02/18/2026 123 123 123
Mineral Resources Ltd.
(7)(15)
7.00% 04/01/2031 12/12/2025 580 606 593
Novelis Corp.
(7)(15)
4.75% 01/30/2030 12/12/2025 120 115 114
SunCoke Energy, Inc.
(7)(15)
4.88% 06/30/2029 12/12/2025 310 287 280
1,370 1,344
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Arbor Realty SR, Inc.
(7)(15)
8.50% 12/15/2028 01/29/2026 170 167 167
Arbor Realty SR, Inc.
(7)(15)
7.88% 07/15/2030 12/12/2025 200 188 185
Rithm Capital Corp.
(7)
8.00% 04/01/2029 12/12/2025 398 393 391
Rithm Capital Corp.
(7)(15)
8.00% 07/15/2030 12/12/2025 410 419 396
Starwood Property Trust, Inc.
(7)(15)
7.25% 04/01/2029 12/12/2025 477 499 492
Starwood Property Trust, Inc.
(7)
6.50% 10/15/2030 12/19/2025 160 167 163
UWM Holdings LLC
(7)(15)
6.63% 02/01/2030 12/12/2025 70 71 66
UWM Holdings LLC
(7)
6.25% 03/15/2031 02/26/2026 70 68 64
1,972 1,924
Oil, Gas & Consumable Fuels - 1.4%
Antero Midstream Partners LP / Antero Midstream
Finance Corp.
(7)(15)
6.63% 02/01/2032 12/19/2025 240 249 246

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
8
www.bmacx.com
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par Amount/
Units/
Ownership
(3)
Cost
(4)
Fair
Value
Corporate Bonds - non-controlled/non-affiliated - 11.5% (continued)
Oil, Gas & Consumable Fuels - 1.4% (continued)
Antero Midstream Partners LP / Antero Midstream
Finance Corp.
(7)(15)
5.75% 10/15/2033 12/12/2025 $ 410 $ 416 $ 406
Buckeye Partners LP
(7)(15)
4.50% 03/01/2028 12/12/2025 110 110 108
Buckeye Partners LP
(7)
6.75% 02/01/2030 03/13/2026 70 72 72
California Resources Corp.
(7)(15)
7.00% 01/15/2034 12/12/2025 484 493 488
CNX Resources Corp.
(7)
5.88% 03/01/2034 02/17/2026 22 22 22
Comstock Resources, Inc.
(7)(15)
6.75% 03/01/2029 12/12/2025 810 810 800
Crescent Energy Finance LLC
(7)(15)
8.38% 01/15/2034 03/03/2026 779 807 815
CVR Energy, Inc.
(7)
5.75% 02/15/2028 12/12/2025 41 41 41
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
(7)(15)
7.38% 06/30/2033 12/19/2025 717 730 723
Excelerate Energy LP
(7)(15)
8.00% 05/15/2030 12/12/2025 90 95 94
Gulfport Energy Operating Corp.
(7)(15)
6.75% 09/01/2029 12/12/2025 210 216 215
Harvest Midstream I LP
(7)
7.50% 05/15/2032 02/19/2026 60 62 61
Hess Midstream Operations LP
(7)(15)
5.88% 03/01/2028 12/12/2025 400 407 403
Hess Midstream Operations LP
(7)
6.50% 06/01/2029 03/25/2026 30 31 31
Hilcorp Energy I LP / Hilcorp Finance Co.
(7)
6.00% 02/01/2031 12/12/2025 80 77 78
Hilcorp Energy I LP / Hilcorp Finance Co.
(7)
7.25% 02/15/2035 12/12/2025 20 19 20
Kraken Oil & Gas Partners LLC
(7)
7.63% 08/15/2029 12/12/2025 80 80 82
Murphy Oil Corp. 6.50% 02/15/2034 01/16/2026 110 111 109
NGL Energy Operating LLC / NGL Energy
Finance Corp.
(7)(15)
8.38% 02/15/2032 12/12/2025 777 808 801
Northern Oil & Gas, Inc.
(7)
8.75% 06/15/2031 01/29/2026 284 292 296
Northern Oil & Gas, Inc.
(7)(15)
7.88% 10/15/2033 01/28/2026 180 184 186
PBF Holding Co. LLC / PBF Finance Corp.
(7)(15)
9.88% 03/15/2030 12/12/2025 380 395 408
PBF Holding Co. LLC / PBF Finance Corp.
(7)(15)
7.88% 09/15/2030 01/06/2026 396 402 407
Saturn Oil & Gas, Inc.
(7)(15)
9.63% 06/15/2029 03/03/2026 325 338 340
SM Energy Co.
(7)(15)
6.75% 08/01/2029 02/11/2026 280 286 284
Summit Midstream Holdings LLC
(7)(15)
8.63% 10/31/2029 12/12/2025 520 535 535
Talos Production, Inc.
(7)(15)
9.00% 02/01/2029 03/05/2026 360 376 375
Talos Production, Inc.
(7)(15)
9.38% 02/01/2031 12/12/2025 400 414 424
Venture Global LNG, Inc.
(7)(15)
8.38% 06/01/2031 12/12/2025 130 128 135
Venture Global LNG, Inc.
(7)(15)
9.88% 02/01/2032 12/12/2025 330 351 355
Wildfire Intermediate Holdings LLC
(7)
7.50% 10/15/2029 12/12/2025 80 82 81
9,439 9,441
Paper & Forest Products - 0.0%
(14)
Magnera Corp.
(7)
4.75% 11/15/2029 12/12/2025 70 65 63
Magnera Corp.
(7)
7.25% 11/15/2031 02/05/2026 3 3 3
68 66
Personal Care Products - 0.1%
Edgewell Personal Care Co.
(7)
4.13% 04/01/2029 02/20/2026 23 22 22
HLF Financing SARL LLC / Herbalife
International, Inc.
(7)(15)
4.88% 06/01/2029 12/12/2025 520 491 487
513 509
Pharmaceuticals - 1.2%
Rossini SARL
(5)(7)(9)(11)
E +  7.00% 9.50% PIK 03/30/2030 06/05/2025 7,264 EUR 8,233 8,327
Professional Services - 0.0%
(14)
ASGN, Inc.
(7)(15)
4.63% 05/15/2028 12/19/2025 $ 340 333 330
Real Estate Management & Development - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance
Co.
(7)
4.63% 08/01/2029 12/12/2025 60 58 57
Ashton Woods USA LLC / Ashton Woods Finance
Co.
(7)
4.63% 04/01/2030 03/05/2026 60 57 56
Five Point Operating Co. LP
(7)
8.00% 10/01/2030 12/12/2025 80 83 80
The Howard Hughes Corp.
(7)
4.13% 02/01/2029 03/05/2026 90 87 85
The Howard Hughes Corp.
(7)(15)
4.38% 02/01/2031 12/12/2025 210 201 193
The Howard Hughes Corp.
(7)
5.88% 03/01/2032 02/04/2026 40 40 38

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
9
Consolidated Schedule of Investments | March 31, 2026
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par Amount/
Units/
Ownership
(3)
Cost
(4)
Fair
Value
Corporate Bonds - non-controlled/non-affiliated - 11.5% (continued)
Real Estate Management & Development - 0.1% (continued)
The Howard Hughes Corp.
(7)
6.13% 03/01/2034 02/04/2026 $ 57 $ 57 $ 55
583 564
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc.
(7)(15)
3.63% 05/01/2029 03/05/2026 900 864 856
Software - 1.8%
Cloud Software Group, Inc.
(7)(15)
8.25% 06/30/2032 12/12/2025 540 555 513
Cloud Software Group, Inc.
(7)
6.63% 08/15/2033 03/18/2026 10 9 9
Elastic NV
(7)
4.13% 07/15/2029 03/05/2026 90 86 84
Fair Isaac Corp.
(7)
4.00% 06/15/2028 12/12/2025 394 388 383
Fair Isaac Corp.
(7)(15)
6.00% 05/15/2033 03/05/2026 330 335 324
Fair Isaac Corp.
(7)
6.25% 09/15/2034 03/11/2026 75 75 74
Gen Digital, Inc.
(7)(15)
7.13% 09/30/2030 02/26/2026 230 235 232
ION Platform Finance US, Inc.
(7)
7.88% 09/30/2032 01/26/2026 100 87 77
ION Platform Finance US, Inc. / ION Platform
Finance SARL
(7)
9.00% 08/01/2029 01/21/2026 108 108 100
Open Text Corp.
(7)(15)
3.88% 02/15/2028 12/12/2025 260 254 251
Open Text Corp.
(7)(15)
3.88% 12/01/2029 03/05/2026 430 392 385
RingCentral, Inc.
(7)
8.50% 08/15/2030 03/05/2026 10 11 10
TeamSystem Holdco 3 SpA
(5)(7)(11)
E +  5.75% 7.90% 07/07/2033 07/07/2025 8,755 EUR 10,181 9,760
12,716 12,202
Specialized REITs - 0.0%
(14)
APLD ComputeCo 2 LLC
(7)
6.75% 03/15/2031 03/03/2026 $ 98 96 97
SV RNO Property Owner 1 LLC
(7)
5.88% 03/01/2031 02/13/2026 100 100 99
Uniti Group LP / Uniti Group Finance 2019, Inc. /
CSL Capital LLC
(7)(15)
6.50% 02/15/2029 02/17/2026 100 99 97
Uniti Group LP / Uniti Group Finance 2019, Inc. /
CSL Capital LLC
(7)
8.63% 06/15/2032 02/18/2026 40 41 41
336 334
Specialty Retail - 0.1%
Petco Health & Wellness Co., Inc.
(7)
8.25% 02/01/2031 03/16/2026 28 29 28
PetSmart LLC / PetSmart Finance Corp.
(7)
7.50% 09/15/2032 12/12/2025 180 183 181
The Men's Wearhouse LLC
(7)
9.00% 02/01/2031 01/22/2026 78 80 80
Victra Holdings LLC / Victra Finance Corp.
(7)
8.75% 09/15/2029 02/20/2026 80 84 83
Wayfair LLC
(7)(15)
6.75% 11/15/2032 12/12/2025 280 287 283
663 655
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte. Ltd.
(7)(15)
8.25% 12/15/2029 03/13/2026 400 420 421
WULF Compute LLC
(7)(15)
7.75% 10/15/2030 12/12/2025 110 113 116
533 537
Textiles, Apparel & Luxury Goods - 0.0%
(14)
The William Carter Co.
(7)
7.38% 02/15/2031 02/20/2026 70 73 71
Under Armour, Inc.
(7)(15)
7.25% 07/15/2030 01/22/2026 132 135 134
208 205
Trading Companies & Distributors - 0.1%
Alta Equipment Group, Inc.
(7)(15)
9.00% 06/01/2029 02/18/2026 310 298 276
Star Leasing Co. LLC
(7)(15)
7.63% 02/15/2030 12/12/2025 100 93 93
Veritiv Operating Co.
(7)
10.50% 11/30/2030 12/12/2025 100 107 104
498 473
TOTAL CORPORATE BONDS - NON-CONTROLLED/NON-AFFILIATED $ 81,891 $ 80,476
Unsecured Debt - non-controlled/non-affiliated - 2.3%
IT Services - 2.3%
Evergreen Services Group Holdco LLC, Delayed
Draw Term Loan
(5)(7)(9)
12.75% PIK 04/05/2031 10/28/2025 $ 2,614 2,565 2,575

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
10
www.bmacx.com
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par Amount/
Units/
Ownership
(3)
Cost
(4)
Fair
Value
Unsecured Debt - non-controlled/non-affiliated - 2.3% (continued)
IT Services - 2.3% (continued)
Evergreen Services Group Holdco LLC, Term
Loan
(5)(7)(9)
12.75% PIK 04/05/2031 10/28/2025 $ 13,407 $ 13,156 $ 13,206
15,721 15,781
TOTAL UNSECURED DEBT - NON-CONTROLLED/NON-AFFILIATED $ 15,721 $ 15,781
Structured Finance Obligations - Debt Instruments - non-controlled/non-affiliated - 0.4%
Financial Services - 0.4%
Galaxy 35 CLO Ltd.
(5)(7)(11)
SOFR +  5.00% 8.67% 04/20/2038 06/25/2025 $ 2,749 2,762 2,690
TOTAL STRUCTURED FINANCE OBLIGATIONS - DEBT INSTRUMENTS - NON-CONTROLLED/NON-AFFILIATED $ 2,762 $ 2,690
Structured Finance Obligations - Equity Instruments - non-controlled/non-affiliated - 2.2%
Financial Services - 2.2%
Aimco CLO 20 Ltd.
(5)(7)(16)
Effective yield 12.21% 10/16/2038 11/07/2025 $ 5,659 5,091 4,372
CarVal CLO XIII-C Ltd.
(5)(6)(7)(17)
06/24/2027 06/24/2025 919 919 966
Galaxy 35 CLO Ltd.
(5)(7)(16)
Effective yield 11.66% 04/20/2038 06/25/2025 8,010 6,745 4,924
HPS Loan Management Ltd.
(5)(7)(16)
Effective yield 11.10% 04/15/2037 06/18/2025 2,000 1,239 1,047
MidOcean Credit CLO XIX Ltd.
(5)(7)(16)
Effective yield 8.10% 07/20/2036 09/24/2025 2,000 1,434 1,083
Regatta Kilo
(5)(6)(7)(17)
12/27/2026 06/13/2025 1,415 1,415 1,518
Whitebox CLO V Ltd.
(5)(7)(16)
Effective yield 7.37% 07/20/2038 09/24/2025 2,500 2,157 1,633
19,000 15,543
TOTAL STRUCTURED FINANCE OBLIGATIONS - EQUITY INSTRUMENTS - NON-CONTROLLED/NON-AFFILIATED $ 19,000 $ 15,543
– –
Equity & Other - non-controlled/non-affiliated - 9.0%
Health Care Technology - 1.6%
Azalea Parent Corp., Preferred Units
(5)(7)(9)
12.75% PIK 11/21/2025 10,895 $ 10,691 $ 11,222
Pharmaceuticals - 4.4%
Elanco Animal Health, Inc. - Royalty Interest
(5)(7)
02/26/2026 25,000,000 25,442 30,464
Transportation Infrastructure - 3.0%
Enstructure Holdco LLC, Preferred Units
(5)(7)(9)(11)
SOFR +  7.00% 10.69% PIK 08/15/2025 21,065,549 20,770 20,907
TOTAL EQUITY & OTHER - NON-CONTROLLED/NON-AFFILIATED $ 56,903 $ 62,593
– –
Equity & Other - non-controlled/affiliated - 5.2%
Financial Services - 1.6%
Taurus I Cayman TopCo LP - LP Interest
(5)(6)(7)(18)
12/23/2025 17.86% $ 10,487 $ 10,854
Oil, Gas & Consumable Fuels - 3.6%
Pibb Member Holdings LLC - LLC Interest
(5)(7)(18)
06/25/2025 25,000,000 24,929 25,297
TOTAL EQUITY & OTHER - NON-CONTROLLED/AFFILIATED $ 35,416 $ 36,151
– –
Equity & Other - controlled/affiliated - 5.4%
Insurance - 5.4%
Fort Greene Reinsurance Holdings LLC
Class A Common Units
(5)(7)(17)(18)
08/04/2025 628 $ 6,285 $ 5,894
Class A Preferred Units, A-1
(5)(7)(18)
10.00% 08/04/2025 150 1,500 1,500
Class A Preferred Units, A-2
(5)(7)(18)
10.00% 08/29/2025 650 6,500 6,500
Class A Preferred Units, A-3
(5)(7)(18)
11.00% 09/29/2025 1,600 16,000 16,000
Class A Preferred Units, A-4
(5)(7)(18)
10.67% 12/29/2025 349 3,492 3,490
Class A Preferred Units, A-5
(5)(7)(18)
10.67% 03/27/2026 451 4,510 4,510
38,287 37,894
Foundry Insurance Services Ltd., Common Units
(5)
(7)(17)(18)
07/11/2025 10 – –
TOTAL EQUITY & OTHER - CONTROLLED/AFFILIATED $ 38,287 $ 37,894
– –
Investee Funds - non-controlled/affiliated - 61.2%
Financial Services - 61.2%
Blackstone Private Credit Fund - Class I
(5)(7)(18)(19)
05/01/2025 9,880,405 $ 247,500 $ 240,390

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
11
Consolidated Schedule of Investments | March 31, 2026
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
(1)
Reference
Rate &
Spread
(2)
Interest
Rate
(2)
Maturity
Date
Acquisition
Date
Par Amount/
Units/
Ownership
(3)
Cost
(4)
Fair
Value
Investee Funds - non-controlled/affiliated - 61.2% (continued)
Financial Services - 61.2% (continued)
Blackstone Private Real Estate Credit and Income Fund, Common Shares
(5)(7)(18)(19)
06/01/2025 7,117,034 $ 182,500 $ 186,182
TOTAL INVESTEE FUNDS - NON-CONTROLLED/AFFILIATED
$ 430,000 $ 426,572
TOTAL PORTFOLIO INVESTMENTS - 126.7%
$ 887,367 $ 883,777
Interest
Rate Cost
Fair
Value
Cash and Cash Equivalents - 2.7%
BlackRock Liquidity FedFund - Class Institutional 3.55% $ 14,685 $ 14,685
Dreyfus Government Cash Management - Class Institutional 3.54% 26 26
Fidelity Investments Money Market Treasury Portfolio - Class I 3.56% 1,324 1,324
Other Cash and Cash Equivalents
3,461 3,457
TOTAL CASH AND CASH EQUIVALENTS
$ 19,496 $ 19,492
TOTAL PORTFOLIO INVESTMENTS, CASH AND CASH EQUIVALENTS - 129.4% $ 906,863 $ 903,269
Debt Outstanding - (15.3)% (106,939)
Reverse Repurchase Agreements - (5.8)% (40,542)
Other Assets, less Liabilities - (8.3)% (58,262)
Net Assets - 100.0%
$ 697,526
Amounts above are shown as a percentage of net assets as of March 31, 2026.
Reverse Repurchase Agreements Outstanding at March 31, 2026
Counterparty
Interest
Rate
Acquisition
Date
Maturity
Date
Face
Value
Face Value
Including
Accrued
Interest
BofA Securities, Inc. 2.75% 03/26/2026 On Demand
(20)
$ (65) $ (65)
BofA Securities, Inc. 3.20% 02/11/2026 On Demand
(20)
(146) (146)
BofA Securities, Inc. 3.25% 02/13/2026 On Demand
(20)
(121) (121)
BofA Securities, Inc. 3.25% 02/27/2026 On Demand
(20)
(291) (292)
BofA Securities, Inc. 3.25% 03/05/2026 On Demand
(20)
(196) (196)
BofA Securities, Inc. 3.25% 03/31/2026 On Demand
(20)
(95) (95)
BofA Securities, Inc. 3.45% 03/06/2026 On Demand
(20)
(181) (181)
BofA Securities, Inc. 3.45% 03/26/2026 On Demand
(20)
(57) (57)
BofA Securities, Inc. 3.50% 02/18/2026 On Demand
(20)
(74) (74)
BofA Securities, Inc. 3.50% 03/05/2026 On Demand
(20)
(205) (205)
BofA Securities, Inc. 3.50% 03/06/2026 On Demand
(20)
(101) (101)
BofA Securities, Inc. 3.50% 03/26/2026 On Demand
(20)
(46) (46)
BofA Securities, Inc. 3.55% 03/05/2026 On Demand
(20)
(148) (149)
BofA Securities, Inc. 3.60% 02/24/2026 On Demand
(20)
(507) (509)
BofA Securities, Inc. 3.60% 03/03/2026 On Demand
(20)
(52) (52)
BofA Securities, Inc. 3.60% 03/05/2026 On Demand
(20)
(79) (79)
BofA Securities, Inc. 3.60% 03/06/2026 On Demand
(20)
(87) (87)
BofA Securities, Inc. 3.60% 03/19/2026 On Demand
(20)
(485) (486)
BofA Securities, Inc. 3.60% 03/26/2026 On Demand
(20)
(243) (244)
BofA Securities, Inc. 3.65% 02/18/2026 On Demand
(20)
(158) (158)
BofA Securities, Inc. 3.65% 02/27/2026 On Demand
(20)
(34) (34)
BofA Securities, Inc. 3.65% 03/03/2026 On Demand
(20)
(133) (134)
BofA Securities, Inc. 3.65% 03/05/2026 On Demand
(20)
(590) (591)
BofA Securities, Inc. 3.65% 03/06/2026 On Demand
(20)
(39) (39)
BofA Securities, Inc. 3.90% 03/05/2026 On Demand
(20)
(1,228) (1,232)
BofA Securities, Inc. 3.90% 03/06/2026 On Demand
(20)
(536) (537)
BofA Securities, Inc. 3.95% 03/05/2026 On Demand
(20)
(543) (545)
Goldman Sachs & Co. LLC 3.64% 01/15/2026 On Demand
(20)
(349) (351)
Goldman Sachs & Co. LLC 3.76% 01/20/2026 On Demand
(20)
(219) (220)
Goldman Sachs & Co. LLC 3.76% 02/20/2026 On Demand
(20)
(150) (150)
Goldman Sachs & Co. LLC 3.76% 03/05/2026 On Demand
(20)
(568) (569)
Goldman Sachs & Co. LLC 3.76% 03/06/2026 On Demand
(20)
(698) (701)
Goldman Sachs & Co. LLC 3.96% 02/20/2026 On Demand
(20)
(476) (478)
J.P. Morgan Securities LLC 3.25% 03/17/2026 On Demand
(20)
(90) (90)

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
12
www.bmacx.com
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Reverse Repurchase Agreements Outstanding at March 31, 2026
Counterparty
Interest
Rate
Acquisition
Date
Maturity
Date
Face
Value
Face Value
Including
Accrued
Interest
J.P. Morgan Securities LLC 3.40% 03/17/2026 On Demand
(20)
$ (172) $ (172)
J.P. Morgan Securities LLC 3.60% 03/17/2026 On Demand
(20)
(236) (236)
J.P. Morgan Securities LLC 3.64% 03/11/2026 On Demand
(20)
(158) (159)
J.P. Morgan Securities LLC 3.64% 03/19/2026 On Demand
(20)
(399) (399)
J.P. Morgan Securities LLC 3.64% 03/23/2026 On Demand
(20)
(747) (748)
J.P. Morgan Securities LLC 3.70% 03/17/2026 On Demand
(20)
(587) (588)
J.P. Morgan Securities LLC 3.75% 02/18/2026 On Demand
(20)
(267) (268)
J.P. Morgan Securities LLC 3.75% 03/17/2026 On Demand
(20)
(5,283) (5,293)
J.P. Morgan Securities LLC 3.85% 03/11/2026 On Demand
(20)
(61) (61)
J.P. Morgan Securities LLC 3.85% 03/17/2026 On Demand
(20)
(307) (307)
J.P. Morgan Securities LLC 3.90% 03/17/2026 On Demand
(20)
(200) (200)
J.P. Morgan Securities LLC 3.95% 03/17/2026 On Demand
(20)
(232) (232)
J.P. Morgan Securities LLC 3.95% 03/24/2026 On Demand
(20)
(588) (589)
Morgan Stanley Bank NA 1.00% 12/19/2025 On Demand
(20)
(28) (28)
Nomura Securities International, Inc. –% 03/06/2026 On Demand
(20)
(167) (167)
Nomura Securities International, Inc. 3.50% 03/05/2026 On Demand
(20)
(241) (242)
Nomura Securities International, Inc. 3.50% 03/23/2026 On Demand
(20)
(205) (205)
Nomura Securities International, Inc. 3.64% 03/03/2026 On Demand
(20)
(59) (59)
Nomura Securities International, Inc. 3.96% 03/05/2026 On Demand
(20)
(10,405) (10,437)
Nomura Securities International, Inc. 3.96% 03/06/2026 On Demand
(20)
(369) (370)
Nomura Securities International, Inc. 3.99% 12/12/2025 On Demand
(20)
(1,206) (1,220)
Nomura Securities International, Inc. 3.99% 12/19/2025 On Demand
(20)
(8,111) (8,201)
Nomura Securities International, Inc. 3.99% 03/16/2026 On Demand
(20)
(383) (384)
Nomura Securities International, Inc. 3.99% 03/26/2026 On Demand
(20)
(470) (470)
Nomura Securities International, Inc. 3.99% 03/27/2026 On Demand
(20)
(671) (671)
Total Reverse Repurchase Agreements Outstanding $ (40,542) $ (40,720)
(1) Unless otherwise indicated, the Fund is not affiliated with, nor does it “control” any of the issuers listed. Under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “1940 Act”), the Fund is generally deemed to “control” a portfolio company if the Fund owns more than 25%
of its outstanding voting securities and/or has the power to exercise control over the management or policies of the portfolio company. Under the 1940 Act, the Fund is generally deemed an “affiliated person” of a portfolio company if the Fund owns 5% or more of the portfolio company’s outstanding voting securities.
(2) Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either Sterling Overnight Interbank Average Rate (“SONIA” or “S”),
Euro Interbank Offer Rate (“Euribor” or “E”), Secured Overnight Financing Rate (“SOFR”), or Stockholm Interbank Offered Rate (“STIBOR” or “ST”), which generally resets periodically. For each loan, the Fund has indicated the reference rate used and provided the spread and the interest rate in effect as of March 31, 2026. Variable rate loans typically include an interest reference rate floor feature. The interest rate for unsettled variable rate loans does not include the base rate.
(3) Unless otherwise indicated, all debt and equity investments held by the Fund are denominated in U.S. Dollars. All debt investments are income producing unless otherwise indicated. Certain portfolio company investments are subject to contractual restrictions on sales. The total par amount (in thousands) is presented for debt investments and structured finance obligations, while the number of shares or units (in whole amounts) owned is presented for equity investments. Each of the Fund’s investments is pledged as collateral under its revolving credit facility unless otherwise indicated.
(4) The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
(5) These investments were valued using unobservable inputs and are considered Level 3 investments. Fair value was determined in good faith by the Adviser under the direction of the Board of Trustees (see Note 2 and Note 3), pursuant to the Fund’s valuation policy.

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
13
Consolidated Schedule of Investments | March 31, 2026
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Investments
Commitment Type
Commitment
Expiration Date
Unfunded
Commitment
Fair Value
Carval CLO XIII-C Ltd.
Structured Finance Obligations - Equity Instruments
06/24/2027
$ 956
$ –
Clocktower Intermediate Lender LP
Revolver
01/31/2033
5,101
(68)
Enstructure LLC
Delayed Draw Term Loan
06/10/2026
122
(1)
Ground Penetrating Radar Systems LLC
Delayed Draw Term Loan
07/02/2027
973
–
Ground Penetrating Radar Systems LLC
Revolver
01/02/2032
564
–
IRI Group Holdings, Inc.
Revolver
12/01/2028
3,843
–
Jupiter Purchaser LLC
Delayed Draw Term Loan
11/08/2026
1,453
(7)
Langan Midco LLC
Delayed Draw Term Loan
01/16/2027
3,052
(15)
Regatta Kilo
Structured Finance Obligations - Equity Instruments
12/27/2026
335
–
Saber Power Services LLC
Revolver
10/21/2031
1,154
–
Scutum SA
Delayed Draw Term Loan
07/25/2028
2,177
(33)
Taurus I Cayman TopCo LP
Equity
07/02/2027
7,065
–
Teneo Holdings LLC
Delayed Draw Term Loan
07/31/2027
649
–
Teneo Holdings LLC
Revolver
07/31/2030
1,234
–
Veregy Consolidated, Inc.
Delayed Draw Term Loan
04/16/2027
352
–
Veregy Consolidated, Inc.
Revolver
04/16/2031
845
(4)
Total Unfunded Commitments
$ 29,875
$ (128)
(6) Position or portion thereof is an unfunded commitment, and no interest is being earned on the unfunded portion, although the investment may be subject to unused commitment fees. Negative cost and fair value results from unamortized fees, which are capitalized to the investment cost. The unfunded commitment may be subject to a commitment termination date that may expire prior to the maturity date stated. See below for more information on the Fund’s unfunded commitments:
(7) Denoted securities are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of these securities is $875,505 or 125.5% of the Fund’s net assets. The initial acquisition dates have been included for such securities.
(8) The interest rate floor on these investments as of March 31, 2026 was 0.75%.
(9) Income may be received in additional securities and/or cash.
(10) The interest rate floor on these investments as of March 31, 2026 was 1.00%.
(11) There are no interest rate floors on these investments.
(12) The interest rate floor on these investments as of March 31, 2026 was 0.50%.
(13) These loans are “last-out” portions of loans. The “last-out” portion of the Fund’s loan investment generally earns a higher interest rate than the “first-out” portion, and in exchange the “first-out” portion would generally receive priority with respect to payment principal, interest and any other amounts due thereunder over the “last-out” portion.
(14) Rounds to less than 0.1%.
(15) All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements. These securities are not pledged as collateral under the Fund's revolving credit facility.
(16) Interest rate represents the effective yield of estimated future cash flows on the equity class of structured finance obligation vehicles using the effective yield method in accordance with GAAP.
(17) Non-income producing.

Blackstone Private Multi-Asset
Credit and Income Fund
Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
14
www.bmacx.com
See Notes to Consolidated Schedule of Investments.
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Fair Value,
Beginning
of Period
Gross
Additions
Gross
Reductions
Net Change
in Unrealized
Appreciation
(Depreciation)
Net
Realized
Gain
(Loss)
Fair Value,
End of
Period
Income
Non-Controlled/Affiliated Investments
Blackstone Private Credit Fund - Class I
$ 205,342
$ 40,000
$ –
$ (4,952)
$ –
$ 240,390
$ 5,766
Blackstone Private Real Estate Credit and Income
Fund, Common Shares
135,756
50,000
–
426
–
186,182
3,421
Pibb Member Holdings LLC - LLC Interest
25,297
–
–
–
–
25,297
688
Taurus I Cayman TopCo LP - LP Interest
6,780
3,976
(202)
300
–
10,854
190
Controlled/Affiliated Investments
Fort Greene Reinsurance Holdings LLC
  Class A Common Units
5,205
1,130
–
(441)
–
5,894
–
  Class A Preferred Units, A-1
1,500
–
–
–
–
1,500
38
  Class A Preferred Units, A-2
6,500
–
–
–
–
6,500
163
  Class A Preferred Units, A-3
16,000
–
–
–
–
16,000
440
  Class A Preferred Units, A-4
3,492
–
–
(2)
–
3,490
93
  Class A Preferred Units, A-5
—
4,510
–
–
–
4,510
7
Foundry Insurance Services Ltd., Common Units
—
–
–
–
–
–
–
Total
$ 405,872
$ 99,616
$ (202)
$ (4,669)
$ –
$ 500,617
$ 10,806
(18) Under the 1940 Act, the Fund is generally deemed to “control” a portfolio company if the Fund owns more than 25% of its outstanding voting securities and/or has the power to exercise control over the management or policies of the portfolio company. Under the 1940 Act, the Fund is generally deemed an “affiliated person” of a portfolio company if the Fund owns 5% or more of the portfolio company’s outstanding voting securities. Shareholders will not bear duplicative fees on investments into investment companies or business development companies managed by the Adviser or its affiliates. As of March 31, 2026, the Fund’s controlled/affiliated and non-controlled/affiliated investments were as follows:
(19) Additional information for the investments in other registered investment companies or business development companies (“Investee Fund”), including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(20) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
Foreign Currency Forward Contracts
Counterparty Currency Purchased Currency Sold Settlement Date
Unrealized
Appreciation
(Depreciation)
JPMorgan Chase Bank NA USD 1,741 EUR 1,491 06/25/2026 $ 16
JPMorgan Chase Bank NA USD 248 GBP 185 06/25/2026 5
JPMorgan Chase Bank NA USD 648 SEK 5,989 06/25/2026 16
Total $ 37
Cu r rency
EUR Euro
GBP British Pound
SEK Swedish Krona
USD United States Dollar

Consolidated Schedule of Investments | March 31, 2026
Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
NOTE 1. ORGANIZATION
Blackstone Private Multi-Asset Credit and Income Fund (“BMACX” or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of its
Common Shares and operates as an interval fund that will offer to make quarterly repurchases of at least 5% and up to 25% of its Common Shares at net asset value (“NAV”). Although the policy permits repurchases of between 5% and 25% of the Fund’s outstanding Common Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Common Shares (in the aggregate across all share classes) at NAV (either by number of shares or aggregate NAV), subject to the approval of the Board of Trustees (the “Board” and individually, the “Trustees”).
The Fund currently offers four classes of shares of beneficial interest on a continuous basis: Class S Common Shares (“Class S Shares”), Class D
Common Shares (“Class D Shares”), Class I Common Shares (“Class I Shares”) and Class I Advisory Common Shares (“Class I Advisory Shares”
and, together with the Class S Shares, Class D Shares and Class I Shares, “Common Shares”). The Fund is authorized to issue an unlimited number of
Common Shares.
Blackstone Private Credit Strategies LLC (the “Adviser”), an affiliate of Blackstone Alternative Credit Advisors LP (collectively with its affiliates in the credit, asset based finance and insurance asset management business unit of Blackstone Inc. (“Blackstone”), “Blackstone Credit & Insurance” or
“BXCI”), acts as the Fund’s investment adviser. The Adviser is an investment adviser registered with the Securities and Exchange Commission (the
“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is responsible for the day-to-day management of the Fund. The Fund operates under the direction of the Board. The Fund has five Trustees, four of whom are not considered to be “interested persons” of the Fund or the Adviser as defined in the 1940 Act (“Independent Trustees”). The Independent Trustees are responsible for, among other things, reviewing the performance of the Adviser and approving the compensation paid to the Adviser and its affiliates.
The Fund’s investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. The Fund seeks to achieve its investment objectives by employing a flexible mandate and dynamically allocating assets across a wide range of credit and income-oriented strategies with a focus on private investments.
The Fund was organized as a Delaware statutory trust on July 26, 2024, pursuant to an Amended and Restated Agreement and Declaration of Trust,
governed by the laws of the State of Delaware. The Fund had no operations from that date to January 31, 2025, other than those related to organizational matters and the registration of its Common Shares under applicable securities laws. The Adviser purchased 6,667 Class I Shares at a NAV of $15.00 per share on January 31, 2025.
On May 1, 2025, Class I Shares were sold at the initial offering price of $15.00 per share and the Fund commenced investment operations. Class S
Shares and Class I Advisory Shares were initially sold at the June 30, 2025 end of day NAV per share and commenced operations on July 1, 2025. As of March 31, 2026, Class S Shares, Class I Shares and Class I Advisory Shares were outstanding. As of March 31, 2026, the Fund had not issued any
Class D Shares.
As of March 31, 2026, the Adviser owns 1,666,667 Class I Shares.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The Consolidated Schedule of Investments has been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“GAAP”) and is stated in U.S. dollars. As an investment company, the Fund applies the accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC 946”) issued by the Financial
Accounting Standards Board (“FASB”).
All intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of the Consolidated Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the reporting date. Such amounts could differ from those estimates and such differences could be material. Assumptions and estimates regarding the valuation of investments involve a higher degree of judgment and complexity and these assumptions and estimates may be significant to the Consolidated Schedule of Investments. Actual results may ultimately differ from those estimates.

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Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
Consolidation
As provided under ASC 946, the Fund will not consolidate its investment in a company other than an investment company subsidiary or a controlled operating company whose business consists of providing services to the Fund.
As of March 31, 2026, the Fund’s consolidated subsidiaries are Blackstone BMACX C-1 LLC, BXCI Enstructure LLC, Blackstone Private Multi-Asset
Credit Sub Fund I Ltd., and BMACX Pibb LLC.
Investments
Valuation of Investments
The Fund is required to report its investments, including those for which current market values are not readily available, at fair value.
The Fund values its investments in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”), which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date, and Rule 2a-5 under the 1940 Act.
Under ASC 820, fair value is based on observable market prices or parameters or derived from such prices or parameters when such quotations are readily available. In accordance with Rule 2a-5 under the 1940 Act, fair value means the value of a portfolio investment for which market quotations are not readily available. A market quotation is “readily available” only when it is a quoted price (unadjusted) in active markets for identical instruments that a fund can access at the measurement date, provided that such a quotation is not considered to be readily available if it is not reliable.
In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser under the Fund’s valuation procedures established by, and under the general supervision and responsibility of, the Board. The pricing of all
Fair Valued Assets and determinations thereof shall be reported by the Adviser as valuation designee to the Board at each regularly scheduled quarterly meeting. These valuation approaches involve some level of estimation and judgment, the degree of which is dependent on the price transparency for the investments or market and the investments’ complexity. The Board may modify the Fund’s valuation procedures from time to time.
Investments for which market quotations are readily available are typically valued at those market quotations. To validate market quotations, the
Adviser utilizes a number of factors to determine if the quotations are representative of fair value, including the source and number of the quotations.
To assess the continuing appropriateness of pricing sources and methodologies, the Adviser regularly performs price verification procedures and issues challenges as necessary to independent pricing services or brokers, and any differences are reviewed in accordance with the valuation procedures. The
Adviser does not adjust the prices unless it has a reason to believe market quotations are not reflective of the fair value of an investment.
As part of the valuation process, the Adviser generally takes into account relevant factors in determining the fair value of the Fund’s investments for which reliable market quotations are not readily available, including and in combination, as relevant: (i) the nature and realizable value of any collateral;
(ii) the underlying investment’s ability to make payments based on its earnings and cash flow; (iii) the markets in which the underlying investment does business; and (iv) overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. When an external event such as a purchase transaction, public offering or subsequent equity or debt sale occurs, the Adviser, with the assistance of independent valuation firm(s), considers whether the pricing indicated by the external event corroborates its valuation.
Where prices or inputs are not available or, in the judgment of the Adviser, with assistance of independent valuation firm(s), determined to be not reliable, valuation techniques based on the facts and circumstances of the particular investment will be utilized. These valuation approaches involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the investments or market and the investments’ complexity. In the absence of observable, reliable market prices, the Fund values its investments using various valuation methodologies applied on a consistent basis.
An enterprise value (“EV”) analysis is generally performed to determine the value of equity investments, control debt investments and non-control debt investments that are credit-impaired, and to determine if debt investments are credit-impaired. The Adviser generally utilizes approaches including the market approach, the income approach or both approaches, as appropriate, when calculating EV. The primary method for determining EV for non-control investments, and control investments without reliable projections, uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s earnings before interest, taxes, depreciation and amortization or another key financial metric (e.g., such as revenues, cash flows or net income) (“Performance Multiple”). Performance Multiples are typically determined based upon a review of publicly-traded comparable companies and market comparable transactions, if any. The second method for determining EV (and primary method for control investments with reliable projections) uses a discounted cash flow analysis whereby future expected cash flows and the anticipated terminal value of the portfolio company are discounted to determine a present value using estimated discount rates. The income approach is generally used when the Adviser has

17

Consolidated Schedule of Investments | March 31, 2026
Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
visibility into the long-term projected cash flows of a portfolio company.
If debt investments are credit-impaired, which occurs when there is insufficient coverage under the enterprise value analysis through the respective investment’s position in the capital structure, the Adviser generally uses the enterprise value “waterfall” approach or a recovery method (if a liquidation or restructuring is deemed likely) to determine fair value. For debt investments that are not determined to be credit-impaired, the Adviser generally uses a market interest rate yield analysis to determine fair value. To determine fair value using a yield analysis, the expected cash flows are projected based on the contractual terms of the debt security and discounted back to the measurement date based on a market yield. A market yield is determined based upon an assessment of current and expected market yields for similar investments and risk profiles. The Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the
Fund are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable. The fair value of loans with call protection is generally capped at par plus applicable prepayment premium in effect at the measurement date.
Investments in other registered investment companies or business development companies (“Investee Fund”) are valued at the NAV reported by such vehicles with daily adjustments made by an independent valuation firm to account for estimated daily accruals of income and expenses, and market movements on an aggregate portfolio level.
ASC 820 prioritizes the use of observable market prices derived from such prices. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these securities. The three levels of the fair value hierarchy are as follows:
Level 1: Inputs to the valuation methodology are quoted prices available in active markets for identical instruments as of the reporting date.
The types of financial instruments included in Level 1 may include unrestricted securities, including equities and derivatives, listed in active markets.
Level 2: Inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date. The types of financial instruments in this category may include less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities and certain over-the-counter derivatives where the fair value is based on observable inputs.
Level 3: Inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the deter-
mination of fair value require significant management judgment or estimation. Financial instruments that are included in this category may include debt and equity investments in privately held entities, equity investments in Investee Funds, collateralized loan obligations (“CLOs”)
and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment, with the assistance of independent valuation firm(s), of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Transfers between levels, if any, are recognized at the beginning of the year in which the transfer occurs.
The Fund evaluates the source of the inputs, including any markets in which its investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. When an investment is valued based on prices provided by reputable dealers or pricing services (that is, broker quotes), the Fund subjects those prices to various criteria in making the determination as to whether a particular investment would qualify for treatment as a Level 2 or Level 3 investment.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period, and these differences could be material. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, certain investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly-traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.
Cash and Cash Equivalents
Cash and cash equivalents represents cash on hand, cash held in banks, money market funds and liquid investments with original maturities of three

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Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Fund deposits its cash and cash equivalents with financial institutions which, at times, may exceed the Federal Deposit Insurance Corporation insured limit. Cash and cash equivalents held by the Fund as of March 31, 2026 include cash equivalents that are categorized as Level 1 within the fair value hierarchy established by ASC 820.
Derivative Instruments
In the normal course of business, the Fund has commitments and risks resulting from its investment transactions, which may include those involving derivative instruments. Derivative instruments are measured in terms of the notional contract amount and derive their value based upon one or more underlying instruments. While the notional amount gives some indication of the Fund’s derivative activity, it generally is not exchanged but is only used as the basis on which interest and other payments are exchanged. Derivative instruments are subject to various risks similar to non-derivative instruments including market, credit, liquidity, and operational risks. The Fund manages these risks on an aggregate basis as part of its risk management process.
From time to time, the Fund may enter into forward currency contracts which is an obligation between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund utilizes forward currency contracts to economically hedge the currency exposure associated with certain foreign currency denominated assets and liabilities of the Fund. The use of forward currency contracts does not eliminate fluctuations in the price of the underlying investment the Fund has but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the exchange rates on the contract date and reporting date and are recorded as net change in unrealized appreciation (depreciation).
Reverse Repurchase Agreements
Reverse repurchase agreements involve the sale of securities held by the Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. Transactions involving reverse repurchase agreements are treated as secured borrowings and are recorded at their contracted repurchase price which approximates fair value due to the short term nature of the transactions.
NOTE 3. FAIR VALUE MEASUREMENTS
The following tables present the fair value hierarchy of financial instruments as of March 31, 2026:
Level 1 Level 2 Level 3 Total
First Lien Debt $ — $ — $ 101,218 $ 101,218
Second Lien Debt — — 35,193 35,193
Subordinate & Other Debt — — 69,666 69,666
Corporate Bonds — 62,389 18,087 80,476
Unsecured Debt — — 15,781 15,781
Structured Finance Obligations - Debt Instruments — — 2,690 2,690
Structured Finance Obligations - Equity Instruments — — 15,543 15,543
Equity and Other — — 136,638 136,638
Investee Funds — — 426,572 426,572
Total Investments $ — $ 62,389 $ 821,388 $ 883,777
Derivative Assets:
Foreign currency forward contracts   $ — $ 37 $ — $ 37
Total Derivative Assets $ — $ 37 $ — $ 37

19

Consolidated Schedule of Investments | March 31, 2026
Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
The following table presents investments in Investee Funds, by investment strategy, the unfunded commitment, and redemption restrictions put in place by the Investee Fund.
The following tables present changes in the fair value of financial instruments for which Level 3 inputs were used to determine the fair value as of
March 31, 2026:
Investee Funds
Investee Fund
Strategy
Unfunded
Commitment
Redemption
Frequency
Redemption
Lock-up Period Fund Term Fair Value
Blackstone Private Credit Fund Corporate: direct
lending
$ – Quarterly
(1)
None Perpetual $ 240,390
Blackstone Private Real Estate Credit
and Income Fund
Real estate credit
and income
– Quarterly
(2)
None Perpetual 186,182
$ – $ 426,572
(1)
Up to 5% of common shares outstanding (either by number of shares or aggregate net asset value) as of the close of the previous calendar quarter, subject to approval by the
Investee Fund’s board of trustees. Shares that have not been outstanding for at least one year are repurchased at 98% of such net asset value.
(2)
Up to 5% of common shares outstanding (either by number of shares or aggregate net asset value) as of the close of the previous calendar quarter, subject to approval by the
Investee Fund’s board of trustees.
Fair Value ,
Beginning
of
Period
Purchases of
Investments
Proceeds
from Sales of
Investments
and Principal
Repayments
Accretion of
Discount
(Amortization
of Premium)
Net
Realized
Gain
(Loss)
Net Change
in Unrealized
Appreciation
(Depreciation)
Transfer
Into
Level 3
Transfer
Out of
Level 3
Fair Value ,
End of
Period
Net Change
in Unrealized
Appreciation
(Depreciation)
of Financial
Instruments still
held as of Period End
a a a a a a a a a a a
First Lien Debt $ 109,122 $ 18,883 $ (26,236) $ 14 $ 73 $ (638) $ — $ — $ 101,218 $ (550)
Second Lien Debt 35,376 397 — 4 — (584) — — 35,193 (584)
Subordinate &
Other Debt 17,857 52,983 (90) — — (1,084) — — 69,666 (1,084)
Corporate Bonds 18,275 364 — 8 — (560) — — 18,087 (560)
Unsecured Debt 15,222 488 — — — 71 — — 15,781 71
Structured Finance
Obligations
- Debt
Instruments 2,745 — — (3) — (52) — — 2,690 (52)
Structured Finance
Obligations
- Equity
Instruments 17,293 592 (247) — — (2,095) — — 15,543 (2,095)
Equity and Other 96,016 35,946 (209) — — 4,885 — — 136,638 4,885
Investee Funds 341,098 90,000 — — — (4,526) — — 426,572 (4,526)
Total $ 653,004 $ 199,653 $ (26,782) $ 23 $ 73 $ (4,583) $ — $ — $ 821,388 $ (4,495)

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Blackstone Private Multi-Asset
Credit and Income Fund
Notes to Consolidated
Schedule of Investments
March 31, 2026 (Unaudited)
(in thousands, except share amounts, per share data, percentages and as otherwise noted)
The following table presents quantitative information about the significant unobservable inputs of the Fund’s Level 3 financial instruments as of March
31, 2026. This table is not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
(1)
Weighted averages are calculated based on fair value of investments.
The significant unobservable input used in the yield analysis is the discount rate and discount margin based on comparable market yields. Significant increases in discount rates and discount margin would result in a significantly lower fair value measurement. The significant unobservable input used for market quotations are broker quoted prices provided by independent pricing services. The significant unobservable input used in the estimate of net asset value is the prior month end net asset value per share. Significant decreases in quoted prices and net asset value per share would result in a significantly lower fair value measurement. The significant unobservable input used in the distribution waterfall analysis is the liquidation discount applied to the value of the underlying assets. Significant increases in the liquidation discount would result in a significantly lower fair value measurement.
Financial Instruments Not Carried at Fair Value
Debt and Reverse Repurchase Agreements
The following table presents the fair value measurements of the Fund’s debt obligations and reverse repurchase agreements as of March 31, 2026 had they been accounted for at fair value:
The following table presents the categorization of the Fund’s debt obligations and reverse repurchase agreements as of March 31, 2026 had they been accounted for at fair value within the fair value hierarchy:
Range Weighted
Fair Value Valuation Technique Unobservable Input Low High Average
(1)
First Lien Debt $    101,218 Yield Analysis Discount Rate 7.42% 9.35% 8.26%
Second Lien Debt 35,193 Yield Analysis Discount Rate 9.21% 11.43% 9.84%
Subordinate & Other Debt 17,857 Yield Analysis Discount Rate 10.07% 10.07% 10.07%
Subordinate & Other Debt 29,461 Yield Analysis Discount Margin 5.23% 5.23% 5.23%
Subordinate & Other Debt 22,348 Transaction price N/A - - -
69,666
Unsecured Debt 15,781 Yield Analysis Discount Rate 13.09% 13.09% 13.09%
Corporate Bonds 18,087 Yield Analysis Discount Rate 10.11% 11.44% 10.72%
Structured Finance Obligations - Debt Instruments 2,690 Market Quotations Broker Quoted Price 97.84% 97.84% 97.84%
Structured Finance Obligations - Equity Instruments 13,059 Market Quotations Broker Quoted Price 52.38% 77.27% 65.90%
Structured Finance Obligations - Equity Instruments 2,484 Distribution Waterfall Liquidation Discount 2.50% 2.50% 2.50%
15,543
Equity and Other 125,784 Yield Analysis Discount Rate 7.88% 13.14% 9.81%
Equity and Other 10,854 Yield Analysis Discount Margin 0.88% 0.88% 0.88%
Equity and Other - Transaction price N/A - - -
136,638
Investee Funds 426,572 Estimated Net Asset Value Net Asset Value 24.38% 26.15% 25.15%
Total $    821,388
Fair Value
Revolving Credit Facility $ 106,939
Reverse Repurchase Agreements 40,542
Total $ 147,481
Fair Value
Level 1 $ –
Level 2 40,542
Level 3 106,939
Total $ 147,481